Basic And Diluted Earnings Per Share	12 Months Ended
Dec. 31, 2022
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Basic And Diluted Earnings Per Share
2 8	BASIC AND DILUTED EARNINGS PER SHARE
The calculation of the basic and diluted earnings per share attributable to the shareholders of the Group is based on the following data:

	2022	2021	2020
	S$’000	S$’000	S$’000
Earnings
Earnings for the purposes of basic and diluted earnings per share (profit for the year attributable to owners of the Group)	104,936	103,841	86,093

	2022	2021	2020
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	145,298,557	128,803,824	123,500,000
Effect of dilutive potential ordinary shares:
Effect of vesting of employee share awards	—	26,310	—

Weighted average number of ordinary shares for the purposes of diluted earnings per share	145,298,557	128,830,134	123,500,000

	2022	2021	2020
	S$	S$	S$
Basic earnings per share	0.72	0.81	0.70

Diluted earnings per share	0.72	0.81	0.70